Goodwill and Intangible Assets, Net (Details) - Schedule of the goodwill and the intangible assets ₪ in Thousands, $ in Thousands			12 Months Ended
	May 31, 2017 USD ($)	May 31, 2017 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)
Goodwill and Intangible Assets, Net (Details) - Schedule of the goodwill and the intangible assets [Line Items]
Professional Services	$ 22	₪ 110	$ 12,147	$ 93	₪ 300	$ 5	₪ 18
ALD Software			1,371
Dstorm			2,428
Consulting and Distribution			13,954
Total			29,900
Patents [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of the goodwill and the intangible assets [Line Items]
Professional Services			23
ALD Software
Dstorm
Consulting and Distribution
Total			23
Goodwill [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of the goodwill and the intangible assets [Line Items]
Professional Services			6,720
ALD Software			1,284
Dstorm			1,963
Consulting and Distribution			3,735
Total			13,702
Technology [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of the goodwill and the intangible assets [Line Items]
Professional Services
ALD Software
Dstorm			465
Consulting and Distribution
Total			465
Customer relationship, Suppliers relationship and Backlog [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of the goodwill and the intangible assets [Line Items]
Professional Services			5,404
ALD Software			87
Dstorm
Consulting and Distribution			10,219
Total			$ 15,710